RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION	12 Months Ended
Jun. 30, 2020
RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION [Abstract]
RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION
29.	RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION

	Note	June 30, 2020	June 30, 2019	June 30, 2018
		(US$’000)
Net income / (loss) after taxation		7,770	10,965	(15,881)
Income tax expense from continuing operations	18	2,315	3,615	(108)
Income tax expense from discontinued operations	30.2	-	4,830	54
Total income / (loss) before taxation		10,085	19,410	(15,935)